Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Advantage SMID Cap Fund, Inc.
Entity Central Index Key	0000230382
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000006083 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$109	0.98%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund's Class R Shares returned 22.92%.
  For the same period, the Fund's benchmark, the Russell 3000® Index returned 18.09% and the Russell 2500® Index returned 23.45%.
What contributed to performance?
Sentiment-based insights led positive contributions to the Fund’s performance, most notably measures capturing market trends and investor behavior which supported strong performance by holdings within the industrials sector. Additionally, insights gauging patterns and tone within management earnings call discussions helped position the portfolio effectively in information technology. Fundamental quality and value measures also added to performance, as signals focused on company strength and efficient capital use supported positive exposure to consumer discretionary and energy stocks.
What detracted from performance?
Toward the latter part of the period amid heightened geopolitical tensions, macro-based insights struggled to keep pace with shifting market dynamics, leading to less effective positioning, most notably with respect to utilities. Additionally, certain sentiment signals linked to investor engagement weighed on positioning within communication services and consumer staples. Finally, fundamental signals tied to earnings expectations and operational efficiency detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	22.92%	6.06%	10.26%
Russell 3000® Index	18.09	10.87	13.72
Russell 2500® Index	23.45	5.48	10.58

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 754,988,166
Holdings Count | Holding	778
Advisory Fees Paid, Amount	$ 1,910,062
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$754,988,166
Number of Portfolio Holdings	778
Net Investment Advisory Fees	$1,910,062
Portfolio Turnover Rate	90%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	22.7%
Information Technology	16.1%
Financials	14.9%
Health Care	10.7%
Consumer Discretionary	8.8%
Materials	6.0%
Energy	5.7%
Real Estate	4.7%
Utilities	3.4%
Consumer Staples	3.3%
Communication Services	2.5%
Short-Term Securities	3.2%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.3%
Comfort Systems U.S.A., Inc.	1.2%
Cullen/Frost Bankers, Inc.	1.0%
Ciena Corp.	1.0%
Lumentum Holdings, Inc.	0.9%
EMCOR Group, Inc.	0.7%
Reinsurance Group of America, Inc.	0.7%
Coherent Corp.	0.7%
ITT, Inc.	0.7%
Casey's General Stores, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.3%
Comfort Systems U.S.A., Inc.	1.2%
Cullen/Frost Bankers, Inc.	1.0%
Ciena Corp.	1.0%
Lumentum Holdings, Inc.	0.9%
EMCOR Group, Inc.	0.7%
Reinsurance Group of America, Inc.	0.7%
Coherent Corp.	0.7%
ITT, Inc.	0.7%
Casey's General Stores, Inc.	0.7%
(b)Excludes short-term securities.
C000199765 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$48	0.43%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund's Class K Shares returned 23.53%.
  For the same period, the Fund's benchmark, the Russell 3000® Index returned 18.09% and the Russell 2500® Index returned 23.45%.
What contributed to performance?
Sentiment-based insights led positive contributions to the Fund’s performance, most notably measures capturing market trends and investor behavior which supported strong performance by holdings within the industrials sector. Additionally, insights gauging patterns and tone within management earnings call discussions helped position the portfolio effectively in information technology. Fundamental quality and value measures also added to performance, as signals focused on company strength and efficient capital use supported positive exposure to consumer discretionary and energy stocks.
What detracted from performance?
Toward the latter part of the period amid heightened geopolitical tensions, macro-based insights struggled to keep pace with shifting market dynamics, leading to less effective positioning, most notably with respect to utilities. Additionally, certain sentiment signals linked to investor engagement weighed on positioning within communication services and consumer staples. Finally, fundamental signals tied to earnings expectations and operational efficiency detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	23.53%	6.63%	10.86%
Russell 3000® Index	18.09	10.87	13.72
Russell 2500® Index	23.45	5.48	10.58

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 754,988,166
Holdings Count | Holding	778
Advisory Fees Paid, Amount	$ 1,910,062
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$754,988,166
Number of Portfolio Holdings	778
Net Investment Advisory Fees	$1,910,062
Portfolio Turnover Rate	90%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	22.7%
Information Technology	16.1%
Financials	14.9%
Health Care	10.7%
Consumer Discretionary	8.8%
Materials	6.0%
Energy	5.7%
Real Estate	4.7%
Utilities	3.4%
Consumer Staples	3.3%
Communication Services	2.5%
Short-Term Securities	3.2%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.3%
Comfort Systems U.S.A., Inc.	1.2%
Cullen/Frost Bankers, Inc.	1.0%
Ciena Corp.	1.0%
Lumentum Holdings, Inc.	0.9%
EMCOR Group, Inc.	0.7%
Reinsurance Group of America, Inc.	0.7%
Coherent Corp.	0.7%
ITT, Inc.	0.7%
Casey's General Stores, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.3%
Comfort Systems U.S.A., Inc.	1.2%
Cullen/Frost Bankers, Inc.	1.0%
Ciena Corp.	1.0%
Lumentum Holdings, Inc.	0.9%
EMCOR Group, Inc.	0.7%
Reinsurance Group of America, Inc.	0.7%
Coherent Corp.	0.7%
ITT, Inc.	0.7%
Casey's General Stores, Inc.	0.7%
(b)Excludes short-term securities.
C000006081 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$165	1.48%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund's Investor C Shares returned 22.30%.
  For the same period, the Fund's benchmark, the Russell 3000® Index returned 18.09% and the Russell 2500® Index returned 23.45%.
What contributed to performance?
Sentiment-based insights led positive contributions to the Fund’s performance, most notably measures capturing market trends and investor behavior which supported strong performance by holdings within the industrials sector. Additionally, insights gauging patterns and tone within management earnings call discussions helped position the portfolio effectively in information technology. Fundamental quality and value measures also added to performance, as signals focused on company strength and efficient capital use supported positive exposure to consumer discretionary and energy stocks.
What detracted from performance?
Toward the latter part of the period amid heightened geopolitical tensions, macro-based insights struggled to keep pace with shifting market dynamics, leading to less effective positioning, most notably with respect to utilities. Additionally, certain sentiment signals linked to investor engagement weighed on positioning within communication services and consumer staples. Finally, fundamental signals tied to earnings expectations and operational efficiency detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	22.30%	5.52%	9.87%
Investor C Shares (with sales charge)	21.30	5.52	9.87
Russell 3000® Index	18.09	10.87	13.72
Russell 2500® Index	23.45	5.48	10.58

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 754,988,166
Holdings Count | Holding	778
Advisory Fees Paid, Amount	$ 1,910,062
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$754,988,166
Number of Portfolio Holdings	778
Net Investment Advisory Fees	$1,910,062
Portfolio Turnover Rate	90%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	22.7%
Information Technology	16.1%
Financials	14.9%
Health Care	10.7%
Consumer Discretionary	8.8%
Materials	6.0%
Energy	5.7%
Real Estate	4.7%
Utilities	3.4%
Consumer Staples	3.3%
Communication Services	2.5%
Short-Term Securities	3.2%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.3%
Comfort Systems U.S.A., Inc.	1.2%
Cullen/Frost Bankers, Inc.	1.0%
Ciena Corp.	1.0%
Lumentum Holdings, Inc.	0.9%
EMCOR Group, Inc.	0.7%
Reinsurance Group of America, Inc.	0.7%
Coherent Corp.	0.7%
ITT, Inc.	0.7%
Casey's General Stores, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.3%
Comfort Systems U.S.A., Inc.	1.2%
Cullen/Frost Bankers, Inc.	1.0%
Ciena Corp.	1.0%
Lumentum Holdings, Inc.	0.9%
EMCOR Group, Inc.	0.7%
Reinsurance Group of America, Inc.	0.7%
Coherent Corp.	0.7%
ITT, Inc.	0.7%
Casey's General Stores, Inc.	0.7%
(b)Excludes short-term securities.
C000006079 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$81	0.73%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund's Investor A Shares returned 23.18%.
  For the same period, the Fund's benchmark, the Russell 3000® Index returned 18.09% and the Russell 2500® Index returned 23.45%.
What contributed to performance?
Sentiment-based insights led positive contributions to the Fund’s performance, most notably measures capturing market trends and investor behavior which supported strong performance by holdings within the industrials sector. Additionally, insights gauging patterns and tone within management earnings call discussions helped position the portfolio effectively in information technology. Fundamental quality and value measures also added to performance, as signals focused on company strength and efficient capital use supported positive exposure to consumer discretionary and energy stocks.
What detracted from performance?
Toward the latter part of the period amid heightened geopolitical tensions, macro-based insights struggled to keep pace with shifting market dynamics, leading to less effective positioning, most notably with respect to utilities. Additionally, certain sentiment signals linked to investor engagement weighed on positioning within communication services and consumer staples. Finally, fundamental signals tied to earnings expectations and operational efficiency detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	23.18%	6.32%	10.54%
Investor A Shares (with sales charge)	16.71	5.17	9.95
Russell 3000® Index	18.09	10.87	13.72
Russell 2500® Index	23.45	5.48	10.58

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 754,988,166
Holdings Count | Holding	778
Advisory Fees Paid, Amount	$ 1,910,062
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$754,988,166
Number of Portfolio Holdings	778
Net Investment Advisory Fees	$1,910,062
Portfolio Turnover Rate	90%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	22.7%
Information Technology	16.1%
Financials	14.9%
Health Care	10.7%
Consumer Discretionary	8.8%
Materials	6.0%
Energy	5.7%
Real Estate	4.7%
Utilities	3.4%
Consumer Staples	3.3%
Communication Services	2.5%
Short-Term Securities	3.2%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.3%
Comfort Systems U.S.A., Inc.	1.2%
Cullen/Frost Bankers, Inc.	1.0%
Ciena Corp.	1.0%
Lumentum Holdings, Inc.	0.9%
EMCOR Group, Inc.	0.7%
Reinsurance Group of America, Inc.	0.7%
Coherent Corp.	0.7%
ITT, Inc.	0.7%
Casey's General Stores, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.3%
Comfort Systems U.S.A., Inc.	1.2%
Cullen/Frost Bankers, Inc.	1.0%
Ciena Corp.	1.0%
Lumentum Holdings, Inc.	0.9%
EMCOR Group, Inc.	0.7%
Reinsurance Group of America, Inc.	0.7%
Coherent Corp.	0.7%
ITT, Inc.	0.7%
Casey's General Stores, Inc.	0.7%
(b)Excludes short-term securities.
C000006082 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MASPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$54	0.48%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund's Institutional Shares returned 23.48%.
  For the same period, the Fund's benchmark, the Russell 3000® Index returned 18.09% and the Russell 2500® Index returned 23.45%.
What contributed to performance?
Sentiment-based insights led positive contributions to the Fund’s performance, most notably measures capturing market trends and investor behavior which supported strong performance by holdings within the industrials sector. Additionally, insights gauging patterns and tone within management earnings call discussions helped position the portfolio effectively in information technology. Fundamental quality and value measures also added to performance, as signals focused on company strength and efficient capital use supported positive exposure to consumer discretionary and energy stocks.
What detracted from performance?
Toward the latter part of the period amid heightened geopolitical tensions, macro-based insights struggled to keep pace with shifting market dynamics, leading to less effective positioning, most notably with respect to utilities. Additionally, certain sentiment signals linked to investor engagement weighed on positioning within communication services and consumer staples. Finally, fundamental signals tied to earnings expectations and operational efficiency detracted from performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2016 through March 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	23.48%	6.58%	10.82%
Russell 3000® Index	18.09	10.87	13.72
Russell 2500® Index	23.45	5.48	10.58

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 754,988,166
Holdings Count | Holding	778
Advisory Fees Paid, Amount	$ 1,910,062
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$754,988,166
Number of Portfolio Holdings	778
Net Investment Advisory Fees	$1,910,062
Portfolio Turnover Rate	90%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	22.7%
Information Technology	16.1%
Financials	14.9%
Health Care	10.7%
Consumer Discretionary	8.8%
Materials	6.0%
Energy	5.7%
Real Estate	4.7%
Utilities	3.4%
Consumer Staples	3.3%
Communication Services	2.5%
Short-Term Securities	3.2%
Liabilities in Excess of Other Assets	(2.0)%
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.3%
Comfort Systems U.S.A., Inc.	1.2%
Cullen/Frost Bankers, Inc.	1.0%
Ciena Corp.	1.0%
Lumentum Holdings, Inc.	0.9%
EMCOR Group, Inc.	0.7%
Reinsurance Group of America, Inc.	0.7%
Coherent Corp.	0.7%
ITT, Inc.	0.7%
Casey's General Stores, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Sandisk Corp.	1.3%
Comfort Systems U.S.A., Inc.	1.2%
Cullen/Frost Bankers, Inc.	1.0%
Ciena Corp.	1.0%
Lumentum Holdings, Inc.	0.9%
EMCOR Group, Inc.	0.7%
Reinsurance Group of America, Inc.	0.7%
Coherent Corp.	0.7%
ITT, Inc.	0.7%
Casey's General Stores, Inc.	0.7%
(b)Excludes short-term securities.